Note 10 - Series 1 and Series 2 Convertible Notes (Details Textual) - USD ($)				3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 22, 2020	Jun. 04, 2020	Jun. 03, 2020	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Nov. 06, 2020
Proceeds from Warrant Exercises							$ 0	$ 932,728
Series D Warrants [Member]
Proceeds from Warrant Exercises	$ 82,000		$ 850,000
Class of Warrant or Right, Warrants Exercised (in shares)	454,546
Remaining Warrants [Member]
Class of Warrant or Right, Warrants Exercised (in shares)		4,727,273
Series J Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	340,910	3,545,454							3,375,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.25	$ 0.25
Warrants and Rights Outstanding, Term (Year)	1 year	1 year
Series 1 Convertible Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Face Amount		$ 550,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 0.27
Series 1 Convertible Notes [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 0.32
Series 2 Convertible Notes [Member]
Debt Instrument, Face Amount									$ 1,050,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)									$ 0.25
Series 1 & 2 Convertible Notes [Member]
Interest Expense, Debt, Total				$ 40,000	$ 120,000	$ 110,000